ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable trade	$ 561.7	$ 522.1
Accrued and other liabilities	458.0	498.6
Amount due to related parties (Note 31)	4.7	5.7
Current portion of royalty obligations	10.9	10.3
Accounts payable and accrued liabilities	$ 1,035.3	$ 1,036.7